Segment Reporting (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 ChinaSeeds [Member] CNY	Jun. 30, 2012 ChinaSeeds [Member] USD ($)	Jun. 30, 2012 ChinaSeeds [Member] CNY	Dec. 31, 2010 ChinaSeeds [Member] CNY	Dec. 31, 2009 ChinaSeeds [Member] CNY	Jun. 30, 2011 International Seeds [Member] CNY	Jun. 30, 2012 International Seeds [Member] USD ($)	Jun. 30, 2012 International Seeds [Member] CNY	Dec. 31, 2010 International Seeds [Member] CNY	Dec. 31, 2009 International Seeds [Member] CNY	Jun. 30, 2011 Agri Service [Member] CNY	Jun. 30, 2012 Agri Service [Member] USD ($)	Jun. 30, 2012 Agri Service [Member] CNY	Dec. 31, 2010 Agri Service [Member] CNY	Dec. 31, 2009 Agri Service [Member] CNY	Jun. 30, 2011 Regional Corporate [Member] CNY	Jun. 30, 2012 Regional Corporate [Member] USD ($)	Jun. 30, 2012 Regional Corporate [Member] CNY	Dec. 31, 2010 Regional Corporate [Member] CNY	Dec. 31, 2009 Regional Corporate [Member] CNY	Jun. 30, 2011 Central Corporate [Member] CNY	Jun. 30, 2012 Central Corporate [Member] USD ($)	Jun. 30, 2012 Central Corporate [Member] CNY	Dec. 31, 2010 Central Corporate [Member] CNY	Dec. 31, 2009 Central Corporate [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	60,829	$ 8,307	52,772	29,022	3,013	353,034	$ 351,892	2,235,571			612,305	$ 728,863	4,630,464
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)	(33,734)	(5,215)	(33,130)	(17,345)	(5,285)	(281,521)	(266,186)	(1,691,079)			(463,859)	(575,925)	(3,658,853)
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)	27,095	3,092	19,642	11,677	(2,272)	71,513	85,706	544,492			148,446	152,937	971,611
Selling, general and administrative expenses	(271,112)	(214,261)		(98,671)	(89,619)	(7,020)	(2,463)	(15,647)	(6,405)	(827)	(57,026)	(60,907)	(386,945)	0	0	(127,149)	(116,998)	(743,287)	0	0	(29,128)	(22,646)	(143,872)	0	0	(50,789)	(11,247)	(71,451)	(92,266)	(88,792)
Research and development expenses	(7,033)	(5,043)		(114)	(1,156)	(317)	(358)	(2,277)	(114)	(942)	(6,681)	(4,683)	(29,749)	0	0	0	(2)	(11)	0	0	0	0	0	0	0	(35)	0	0	0	(214)
Total operating expenses	(278,145)	(219,304)		(98,785)	(90,775)	(7,338)	(2,821)	(17,924)	(6,519)	(1,769)	(63,706)	(65,590)	(416,694)	0	0	(127,149)	(116,999)	(743,298)	0	0	(29,128)	(22,646)	(143,872)	0	0	(50,824)	(11,247)	(71,451)	(92,266)	(89,006)
Operating income (loss)	(31,091)	22,431	142,507	(87,108)	(93,047)	19,758	270	1,717	5,158	(4,041)	7,807	20,116	127,798	0	0	21,297	35,938	228,313	0	0	(29,128)	(22,646)	(143,872)	0	0	(50,824)	(11,247)	(71,451)	(92,266)	(89,006)
Segment assets	8,023,491	821,629	5,219,806	1,617,750	2,006,153	107,961	28,911	183,674	198,471	125,872	2,148,310	319,595	2,030,389	0	0	885,140	156,606	994,918	0	0	2,991,232	46,002	292,249	0	0	1,889,848	270,514	1,718,577	1,419,279	1,880,281
Segment liabilities	5,378,408	$ 415,033	2,636,702	153,992	293,667	58,933	$ 17,173	109,102	153,992	79,761	1,202,563	$ 164,362	1,044,193	0	0	922,367	$ 132,820	843,806	0	0	2,405,547	$ 30,195	191,832	0	0	788,998	$ 70,482	447,770	0	213,906

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.